UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21037

          BlackRock New York Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—149.8%
			Multi-State—6.7%
Baa1	$2,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 2,831,675

			New York—110.9%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj.,
NR	200		Ser. A, 7.00%, 5/01/25	05/15 @ 102	195,232
NR	130		Ser. A, 7.00%, 5/01/35	05/15 @ 102	124,666
			Dorm. Auth.,
AA-	285		City Univ. Proj., Ser. A, 5.25%, 7/01/31	07/11 @ 100	309,293
AAA	2,500		Iona Coll. Proj., 5.125%, 7/01/32	07/12 @ 100	2,603,850
BB+	500		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	506,640
AAA	2,500		Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,646,600
AA	2,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,122,100
AAA	2,750	[4]	Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/15 @ 100	2,873,118
A	3,000		Met. Transp. Auth., Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/15 @ 100	3,108,870
NR	2,980		Mtg. Agcy., Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,048,391
A2	1,100		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,135,838
AA	2,500		New York City Hsg. Dev. Corp., Multi-Fam. Hsg. Rev., Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,559,425
B-	600		New York City Indl. Dev. Agcy., 7.75%, 8/01/31	08/16 @ 101	579,432
AAA	2,500		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33	06/11 @ 100	2,609,475
A+	3,000		New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,165,270
			New York Cntys. Tobacco Trust III,
NR	5,850		Zero Coupon, 6/01/38	06/15 @ 26.19	862,524
BBB	1,445		6.00%, 6/01/43	06/13 @ 100	1,507,756
AA-	2,465		New York Dorm. Auth., City Univ. Proj., Ser. A, 5.25%, 7/01/31	07/11 @ 100	2,675,117
AAA	2,750		Port Auth. of NY & NJ, Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,884,832
Caa2	2,600		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	01/06 @ 100	2,606,656
A	500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	514,960
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,067,170
AA	5,000		Urban Dev. Corp., Ser. A, 5.25%, 3/15/32	03/15 @ 100	5,459,600

					47,166,815

			Puerto Rico—32.2%
BBB	3,650		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,705,371
A-	2,000		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,069,340
AAA	2,000	[5]	Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/12	N/A	2,175,680
			Pub. Bldgs. Auth., Gov’t. Facs.,
A-	1,980	[5]	Ser. D, 5.25%, 7/01/12	N/A	2,153,923
BBB	720		Ser. D, 5.25%, 7/01/27	07/12 @ 100	740,095
			Pub. Impvt.,
AAA	925	[5]	Ser. A, 5.125%, 7/01/31	N/A	1,000,471
BBB	1,825		Ser. A, 5.125%, 7/01/31	07/11 @ 100	1,848,287

					13,693,167

			Total Long-Term Investments (cost $59,800,766)		63,691,657

1

BlackRock New York Municipal Bond Trust (BQH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—4.1%
1,750	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,750,000)	$ 1,750,000

	Total Investments—153.9% (cost $61,550,7666)	$ 65,441,657
	Other assets in excess of liabilities—3.0%	1,281,315
	Preferred shares at redemption value, including dividends payable—(56.9)%	(24,201,791)

	Net Assets Applicable to Common Shareholders—100%	$ 42,521,181

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 6.7% of its net assets, with a current market value of $2,831,675, in securities restricted as to resale.
[4]	Security, or a portion thereof, pledged as collateral with a value of $313,431 on 45 short U.S. Treasury Note futures contracts expiring December 2005, 33 short U.S. Treasury Note futures contracts expiring March 2006 and 30 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $11,835,516, with an unrealized gain of $150,854.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Cost for Federal tax purposes is $61,543,645. The net unrealized appreciation on a tax basis is $3,898,012, consisting of $3,898,012 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

FGIC	— Financial Guaranty Insurance Co.	GO	— General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock New York Municipal Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006